[DORSEY & WHITNEY LLP LETTERHEAD]



                                BETHANY S. BRAND
                                 (612) 340-6319


                                  June 4, 1999

Securities and Exchange Commission                   VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:  IAI Investment Funds VI, Inc.
         File Nos.: 033-40496 and 811-5990

Dear Sir or Madam:

         Pursuant to Rule 497(j), IAI Investment Funds VI, Inc. certifies that:

         (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the recent amendment to the registration statement (Post-Effective Amendment #29 filed May 28, 1999); and

         (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                        Very truly yours,

                                        /s/ Bethany S. Brand

                                        Bethany S. Brand

cc: Kathleen Prudhomme
    Chris Benedict